Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	May 01, 2015
Voya Small Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Small Company Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vvpi_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The sub-adviser ("Sub-Adviser") defines small-capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600® Index and Russell 2000® Index change. As of December 31, 2014, the smallest company in the S&P SmallCap 600® Index had a market capitalization of $92 million and the largest company had a market capitalization of $5 billion. As of December 31, 2014, the smallest company in the Russell 2000® Index had a market capitalization of $20.1 million and the largest company had a market capitalization of $7.3 billion.

The Portfolio may also invest in real estate investment trusts ("REITS").

The Portfolio may invest in derivative instruments including, but not limited to, put and call options. The Portfolio typically uses derivative instruments to seek to reduce exposure to other risks such as currency risk, to substitute for taking a position in the underlying asset, and/or to seek to enhance returns in the Portfolio. The Portfolio may also invest, to a limited extent, in foreign stocks.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. The Sub-Adviser uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (e.g., changes in earnings, return on equity, and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price; considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth, and the quality of its management.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency    To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts ("REITs")    Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending    Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company    Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class S shares. Other class shares’ performance would be higher or lower than Class S shares’ performance because of the higher or lower expenses paid by Class S shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class S (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 19.40% and Worst quarter: 4th, 2008, -23.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Voya Small Company Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.40%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%	[1]
1 Yr	rr_ExpenseExampleYear01	137
3 Yrs	rr_ExpenseExampleYear03	438
5 Yrs	rr_ExpenseExampleYear05	761
10 Yrs	rr_ExpenseExampleYear10	1,675
1 Yr	rr_ExpenseExampleNoRedemptionYear01	137
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	438
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	761
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,675
1 Yr	rr_AverageAnnualReturnYear01	6.00%
5 Yrs	rr_AverageAnnualReturnYear05	14.74%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2008
Voya Small Company Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
1 Yr	rr_ExpenseExampleYear01	87
3 Yrs	rr_ExpenseExampleYear03	282
5 Yrs	rr_ExpenseExampleYear05	494
10 Yrs	rr_ExpenseExampleYear10	1,103
1 Yr	rr_ExpenseExampleNoRedemptionYear01	87
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	282
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	494
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,103
1 Yr	rr_AverageAnnualReturnYear01	6.54%
5 Yrs	rr_AverageAnnualReturnYear05	15.31%
10 Yrs	rr_AverageAnnualReturnYear10	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1996
Voya Small Company Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
1 Yr	rr_ExpenseExampleYear01	112
3 Yrs	rr_ExpenseExampleYear03	360
5 Yrs	rr_ExpenseExampleYear05	628
10 Yrs	rr_ExpenseExampleYear10	1,393
1 Yr	rr_ExpenseExampleNoRedemptionYear01	112
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	360
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	628
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,393
2005	rr_AnnualReturn2005	10.05%
2006	rr_AnnualReturn2006	16.07%
2007	rr_AnnualReturn2007	5.68%
2008	rr_AnnualReturn2008	(31.28%)
2009	rr_AnnualReturn2009	27.33%
2010	rr_AnnualReturn2010	24.00%
2011	rr_AnnualReturn2011	(2.68%)
2012	rr_AnnualReturn2012	14.26%
2013	rr_AnnualReturn2013	37.37%
2014	rr_AnnualReturn2014	6.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.68%)
1 Yr	rr_AverageAnnualReturnYear01	6.26%
5 Yrs	rr_AverageAnnualReturnYear05	15.02%
10 Yrs	rr_AverageAnnualReturnYear10	9.05%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2001
Voya Small Company Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.40%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	428
5 Yrs	rr_ExpenseExampleYear05	752
10 Yrs	rr_ExpenseExampleYear10	1,667
1 Yr	rr_ExpenseExampleNoRedemptionYear01	127
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	428
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	752
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,667
1 Yr	rr_AverageAnnualReturnYear01	6.11%
5 Yrs	rr_AverageAnnualReturnYear05	14.85%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	21.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2009
Voya Small Company Portfolio | Russell 2000® Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.89%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.55%	[5]
10 Yrs	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	17.96%	[5]
Voya Small Company Portfolio | Russell 2000® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.89%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.55%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.77%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Small Company Portfolio | Russell 2000® Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.89%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.55%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.77%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Small Company Portfolio | Russell 2000® Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.89%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.55%	[5]
10 Yrs	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	23.06%	[5]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The portion of the management fee attributable to the advisory services is 0.75% and the portion of the management fee attributable to the administrative services is 0.10%.
[3]	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.45%, 0.95%, 1.20%, and 1.35% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2016. The limitation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2016. The adviser is contractually obligated to waive 0.045% of the management fee through January 1, 2017. Termination or modification of these obligations requires approval by the Portfolio's board.
[5]	The index returns do not reflect deductions for fees, expenses, or taxes.